Significant Accounting Policies - Redeemable Noncontrolling Interest and Revenue Recognition (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) component	Dec. 31, 2015 USD ($)	Aug. 31, 2015	Aug. 18, 2015
Redeemable Noncontrolling Interest [Line Items]
Number of components | component	2
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Beginning balance	$ 7
Net income attributable to noncontrolling interest	1	$ 1
Ending balance	4	7
Omnicare, Inc.
Redeemable Noncontrolling Interest [Line Items]
Percentage of voting interests acquired			73.00%	100.00%
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Beginning balance	39	0
Acquisition of noncontrolling interest	0	39
Net income attributable to noncontrolling interest	1	1
Distributions	(2)	(1)
Purchase of noncontrolling interest	(39)	0
Reclassification to capital surplus in connection with purchase of noncontrolling interest	1	0
Ending balance	$ 0	$ 39